Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants of Equity Awards

The Company has not granted stock options in more than 11 years. The Company does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s Common Stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. In addition, the Company does not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or outside a “trading window” established pursuant to the Company’s Insider Trading Policy. These restrictions do not apply to other types of equity awards that do not include an exercise price related to the market price of the Company’s Common Stock on the date of grant.

If stock options were to be granted in the future, the Compensation Committee would determine the grant date, and the Company’s executive officers would not be permitted to choose the grant date for any stock option grants.

During fiscal 2024, none of the Company’s NEOs were awarded stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

If stock options were to be granted in the future, the Compensation Committee would determine the grant date, and the Company’s executive officers would not be permitted to choose the grant date for any stock option grants.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s Common Stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false